EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net earnings per common share

	Year ended December 31,
	2014	2015	2016
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$49,310	$(41,658)	$2,848
Gains related to convertible debt, net	(2,100)	-	-

Net income (Loss) from continuing operations - diluted	$47,210	$(41,658)	$2,848
Net loss from discontinued operations – basic and diluted	$(6,484)	$(26,999)	$(2,647)

Denominator:
Number of ordinary shares outstanding during the year	68,213,209	71,300,432	76,560,454
Weighted average effect of dilutive securities:
Assumed conversion of convertible debt	1,090,906	-	-
Shares to be issued in connection with acquisition	52,664	-	-
Employee stock options and restricted stock units	970,632	-	113,349

Diluted number of ordinary shares outstanding - Continuing and discontinued operations	70,327,411	71,300,432	76,673,803

Basic net earnings (loss) per ordinary share
Continuing operations	$0.72	$(0.58)	$0.04
Discontinued operations	$(0.09)	$(0.38)	$(0.04)
Net income (loss)	$0.63	$(0.96)	$0.00 *)

Diluted net earnings (loss) per ordinary share
Continuing operations	$0.67	$(0.58)	$0.04
Discontinued operations	$(0.09)	$(0.38)	$(0.04)
Net income (loss)	$0.58	$(0.96)	$0.00 *)

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	3,766,080	14,179,439	10,700,363